Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Bankruptcy Accounting

Bankruptcy Accounting—Our consolidated financial statements included herein have been prepared as if we are a going concern and reflect the application of Accounting Standards Codification (“ASC”) 852, Reorganizations, issued by the Financial Accounting Standards Board (“FASB”). ASC 852 requires that financial statements for periods subsequent to the Chapter 11 filing distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, we classify liabilities and obligations whose treatment and satisfaction are dependent on the outcome of the reorganization under the Chapter 11 proceedings as liabilities subject to compromise on our consolidated balance sheets at December 31, 2017. In addition, we classify all income, expenses, gains or losses that were incurred or realized as a result of the Chapter 11 proceedings as reorganization items in our consolidated statements of operations. See Note 2.

Our consolidated financial statements do not purport to reflect or provide for the consequences of our Chapter 11 proceedings. In particular, the consolidated financial statements do not purport to show: (i) the realizable value of assets on a liquidation basis or their availability to satisfy liabilities; (ii) the amount of prepetition liabilities that may be allowed for claims or contingencies, or the status and priority thereof; (iii) the effect on stockholders’ equity accounts of any changes that may be made to our capitalization; or (iv) the effect on operations of any changes that may be made to our business.

Principles of Consolidation

Principles of Consolidation—Our consolidated financial statements include the accounts of Pacific Drilling S.A. and consolidated subsidiaries that we control by ownership of a majority voting interest and entities that meet the criteria for variable interest entities for which we are deemed to be the primary beneficiary for accounting purposes. We eliminate all intercompany transactions and balances in consolidation.

We are party to a Nigerian joint venture, Pacific International Drilling West Africa Limited (“PIDWAL”), with Derotech Offshore Services Limited (“Derotech”), a privately-held Nigerian registered limited liability company. Derotech owns 51% of PIDWAL and PIDWAL has a 50.1% ownership interest in two of our rig holding subsidiaries, Pacific Bora Ltd. and Pacific Scirocco Ltd. PIDWAL’s interest in the rig holding subsidiaries is held through a holding company of PIDWAL, Pacific Drillship Nigeria Limited (“PDNL”). Derotech will not accrue the economic benefits of its interest in PIDWAL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. Likewise, PIDWAL will not accrue the economic benefits of its interest in PDNL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. PIDWAL and PDNL are variable interest entities for which we are the primary beneficiary. Accordingly, we consolidate all interests of PIDWAL and PDNL and no portion of their operating results is allocated to the noncontrolling interest. See Note 17.

In addition to the joint venture agreement, we are a party to marketing and logistic services agreements with Derotech and an affiliated company of Derotech. During the years ended December 31, 2017, 2016 and 2015, we incurred fees of $2.7 million, $8.7 million and $13.9 million, respectively, under such agreements.

Accounting Estimates

Accounting Estimates—The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the balance sheet date and the amounts of revenues and expenses recognized during the reporting period. On an ongoing basis, we evaluate our estimates and assumptions, including those related to allowance for doubtful accounts, financial instruments, depreciation of property and equipment, impairment of long-lived assets, long-term receivable, liabilities subject to compromise, reorganization items, income taxes, share-based compensation and contingencies. We base our estimates and assumptions on historical experience and on various other factors we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from such estimates.

Revenues

Revenues and Operating Expenses—Contract drilling revenues are recognized as earned, based on contractual dayrates. In connection with drilling contracts, we may receive fees for preparation and mobilization of equipment and personnel or for capital improvements to rigs. Fees and incremental costs incurred directly related to contract preparation and mobilization along with reimbursements received for capital expenditures are deferred and amortized to revenue over the primary term of the drilling contract. The cost incurred for reimbursed capital expenditures are depreciated over the estimated useful life of the asset. We may also receive fees upon completion of a drilling contract that are conditional based on the occurrence of an event, such as demobilization of a rig. These conditional fees and related expenses are reported in income upon completion of the drilling contract. If receipt of such fees is not conditional, they are recognized as revenue over the primary term of the drilling contract. Amortization of deferred revenue and deferred mobilization costs are recorded on a straight-line basis over the primary drilling contract term, which is consistent with the general pace of activity, level of services being provided and dayrates being earned over the life of the contract.

Operating expenses

Revenues and Operating Expenses—Contract drilling revenues are recognized as earned, based on contractual dayrates. In connection with drilling contracts, we may receive fees for preparation and mobilization of equipment and personnel or for capital improvements to rigs. Fees and incremental costs incurred directly related to contract preparation and mobilization along with reimbursements received for capital expenditures are deferred and amortized to revenue over the primary term of the drilling contract. The cost incurred for reimbursed capital expenditures are depreciated over the estimated useful life of the asset. We may also receive fees upon completion of a drilling contract that are conditional based on the occurrence of an event, such as demobilization of a rig. These conditional fees and related expenses are reported in income upon completion of the drilling contract. If receipt of such fees is not conditional, they are recognized as revenue over the primary term of the drilling contract. Amortization of deferred revenue and deferred mobilization costs are recorded on a straight-line basis over the primary drilling contract term, which is consistent with the general pace of activity, level of services being provided and dayrates being earned over the life of the contract.

Cash and Cash Equivalents	Cash and Cash Equivalents—Cash equivalents are highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash.
Restricted Cash

Restricted Cash—As of December 31, 2017 and 2016, our consolidated balance sheets included $8.5 million in restricted cash used as cash collateral under our treasury management services agreement with a financial institution. As of December 31, 2016, restricted cash also included $31.7 million pledged to the lenders under a debt agreement as cash collateral. See Note 6.

Accounts Receivable

Accounts Receivable—We record trade accounts receivable at the amount we invoice our clients. We provide an allowance for doubtful accounts, as necessary, based on a review of outstanding receivables, historical collection information and existing economic conditions. We do not generally require collateral or other security for receivables. As of December 31, 2017 and 2016, we had $2.6 million and $0 in allowance for doubtful accounts, respectively.

Available-for-sale Securities

Available-for-sale Securities—We record our investment in available-for-sale securities at fair value with unrealized gains and losses, net of tax, in accumulated other comprehensive loss on our consolidated balance sheets. We report realized gains or losses and any unrealized losses that are determined to be other than temporary in our consolidated statements of operations. See Note 11.

Materials and Supplies

Materials and Supplies—Materials and supplies held for consumption are carried at average cost, net of allowances for excess or obsolete materials and supplies of $11.1 million and $7.3 million as of December 31, 2017 and 2016, respectively.

Property and Equipment

Property and Equipment—High-specification drillships are recorded at cost of construction, including any major capital improvements, less accumulated depreciation and if applicable, impairment. Other property and equipment is recorded at cost and consists of purchased software systems, furniture, fixtures and other equipment. Ongoing maintenance, routine repairs and minor replacements are expensed as incurred.

Interest is capitalized based on the costs of new borrowings attributable to qualifying new construction or at the weighted-average cost of debt outstanding during the period of construction. We capitalize interest costs for qualifying new construction from the point borrowing costs are incurred for the qualifying new construction and cease when substantially all the activities necessary to prepare the qualifying asset for its intended use are complete.

Property and equipment are depreciated to their salvage value on a straight-line basis over the estimated useful lives of each class of assets. Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7

We review property and equipment for impairment when events or changes in circumstances indicate that the carrying amounts of our assets held and used may not be recoverable. Potential impairment indicators include steep declines in commodity prices and related market conditions, actual or expected declines in rig utilization, increases in idle time or significant damage to the property and equipment that adversely affects the extent and manner of its use. We assess impairment using estimated undiscounted cash flows for the property and equipment being evaluated by applying assumptions regarding future operations, market conditions, dayrates, utilization and idle time. An impairment loss is recorded in the period if the carrying amount of the asset is not recoverable. During 2017, 2016 and 2015, there were no long-lived asset impairments.

Deferred Financing Costs

Deferred Financing Costs—Deferred financing costs associated with long-term debt are carried at cost and are amortized to interest expense using the effective interest rate method over the term of the applicable long-term debt. As of December 31, 2017, all deferred financing costs have been written off. See Note 6.

Foreign Currency Transactions

Foreign Currency Transactions—The consolidated financial statements are stated in U.S. dollars. We have designated the U.S. dollar as the functional currency for our foreign subsidiaries in international locations because we contract with clients, purchase equipment and finance capital using the U.S. dollar. Transactions in other currencies have been translated into U.S. dollars at the rate of exchange on the transaction date. Any gain or loss arising from a change in exchange rates subsequent to the transaction date is included as an exchange gain or loss. Monetary assets and liabilities denominated in currencies other than U.S. dollars are reported at the rates of exchange prevailing at the end of the reporting period. During 2017, 2016 and 2015, foreign exchange losses were $0.7 million, $0.5 million and $3.6 million, respectively, and recorded in other expense within our consolidated statements of operations.

Earnings per Share

Earnings per Share—Basic earnings per common share (“EPS”) is computed by dividing the net income by the weighted-average number of common shares outstanding for the period. Basic and diluted EPS are retrospectively adjusted for the effects of stock dividends or stock splits. Diluted EPS reflects the potential dilution from securities that could share in the earnings of the Company. Anti-dilutive securities are excluded from diluted EPS. In May 2016, shareholders at our Extraordinary General Meeting approved a 1-for-10 reverse stock split of our common shares (the “Reverse Stock Split”). All share and per share information in the accompanying financial statements has been restated retroactively to reflect the Reverse Stock Split.

Fair Value Measurements

Fair Value Measurements—We estimate fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation techniques require inputs that are categorized using a three-level hierarchy as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Share-Based Compensation

Share-Based Compensation—The grant date fair value of share-based awards granted to employees is recognized as an employee compensation expense over the requisite service period on a straight-line basis. For share-based awards to be settled in cash, compensation expense is remeasured each period with a cumulative adjustment to compensation cost based on changes in our share price. The amount of compensation expense recognized is adjusted to reflect the number of awards for which the related vesting conditions are expected to be met using estimated forfeitures. The amount of compensation expense ultimately recognized is based on the number of awards that do meet the vesting conditions at the vesting date.

Derivatives

Derivatives—We apply cash flow hedge accounting to interest rate swaps that are designated as hedges of the variability of future cash flows. The derivative financial instruments are recorded on our consolidated balance sheets at fair value as either assets or liabilities. Changes in the fair value of derivatives designated as cash flow hedges, to the extent the hedge is effective, are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.

Hedge effectiveness is measured on an ongoing basis to ensure the validity of the hedges based on the relative cumulative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. Hedge accounting is discontinued prospectively if it is determined that the derivative is no longer effective in offsetting changes in the cash flows of the hedged item.

For interest rate hedges related to interest capitalized in the construction of fixed assets, other comprehensive income is released to earnings as the asset is depreciated over its useful life. For all other interest rate hedges, other comprehensive income is released to earnings as interest expense is accrued on the underlying debt.

Contingencies

Contingencies—We record liabilities for estimated loss contingencies when we believe a loss is probable and the amount of the probable loss can be reasonably estimated. Once established, we adjust the estimated contingency loss accrual for changes in facts and circumstances that alter our previous assumptions with respect to the likelihood or amount of loss.

Income Taxes

Income Taxes—Income taxes are provided based upon the tax laws and rates in the countries in which our subsidiaries are registered and where their operations are conducted and income and expenses are earned and incurred, respectively. We recognize deferred tax assets and liabilities for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of our assets and liabilities using the applicable enacted tax rates in effect the year in which the asset is realized or the liability is settled. A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. The amount recognized is the largest benefit that we believe has greater than a 50% likelihood of being realized upon settlement. Actual income taxes paid may vary from estimates depending upon changes in income tax laws, actual results of operations and the final audit of tax returns by taxing authorities. We recognize interest and penalties related to uncertain tax positions in income tax expense.

Recently Adopted / Issued Accounting Standards

Recently Adopted Accounting Standards

Deferred Taxes — On November 20, 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-17, Balance Sheet Classification of Deferred Taxes, which requires all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The guidance, however, does not change the existing requirement that only permits offsetting within a tax jurisdiction. We adopted the standard prospectively effective January 1, 2017, which resulted in the reclassification of our deferred tax balances from current to long-term on our consolidated balance sheets. Our adoption of the standard did not have a material effect on our consolidated financial statements and related disclosures.

Share-based Payments — On March 30, 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which requires recognition of the income tax effects of equity awards in the income statement when the awards vest or are settled. The standard also allows employers to withhold shares upon settlement of an award for an amount up to the employees’ maximum individual tax rate in the relevant jurisdiction without resulting in liability classification of the award. The standard permits entities to make an accounting policy election for the impact of forfeitures on the recognition of expense for share-based payment awards. We adopted the standard effective January 1, 2017, using estimated forfeitures to recognize expense for share-based payment awards. Our adoption of the standard did not have a material effect on our consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

Revenue Recognition — On May 28, 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This standard replaces most existing revenue recognition guidance under GAAP.

Effective January 1, 2018, we account for the services provided within our drilling contracts as a single performance obligation composed of a series of distinct goods or services, which will be satisfied over time. We determine the total transaction price for each individual contract by estimating both fixed and variable consideration expected to be earned over the term of the contract. Consideration that does not relate to a distinct good or service, such as mobilization, demobilization, and contract preparation revenue, is allocated across the single performance obligation and recognized ratably over the term of the contract. All other components of consideration within a contract, including the dayrate revenue, continue to be recognized in the period when the services are performed. Our revenue recognition under ASU 2014-09 differs from our previous revenue recognition pattern only as it relates to demobilization revenue. Demobilization revenue, which was recognized upon completion of a contract under previous GAAP, is estimated at contract inception and recognized over the term of the contract under ASU 2014-09. We plan to adopt ASU 2014-09 effective January 1, 2018 using the modified retrospective approach whereby we will record the cumulative effect of applying the new standard to all outstanding contracts as of January 1, 2018 as an adjustment to opening retained earnings. We do not expect this adjustment to be material.

Classification and Measurement of Financial Instruments — On January 25, 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, which requires all equity investments that do not result in consolidation and are not accounted for under the equity method to be measured at fair value through earnings, and eliminates the available-for-sale classification for equity securities with readily determinable fair values. The standard requires entities to record a cumulative-effect adjustment on their balance sheets as of the beginning of the fiscal year of adoption. We adopted the standard effective January 1, 2018 with no impact to our consolidated financial statements.

Leases — On February 25, 2016, the FASB issued ASU 2016-02, Leases, which (a) requires lessees to recognize a right-of-use asset and liability for virtually all leases, and (b) updates previous accounting standards for lessors to align certain requirements with the updates to lessee accounting standards and the revenue recognition accounting standards. The update, which permits early adoption, is effective for annual and interim periods beginning after December 15, 2018. Under the updated accounting standards, we believe that our drilling contracts contain a lease component, and our adoption of the updates, therefore, may require that we separately recognize revenues associated with the lease and services components. Additionally, for transactions in which we are considered a lessee, we will recognize a lease liability and a right-of-use asset based on our portfolio of leases upon adoption. We expect to adopt the standard effective January 1, 2019 using the modified retrospective approach. Our adoption, and the ultimate effect on our consolidated financial statements, will be based on an evaluation of the contract-specific facts and circumstances, and such effect could introduce variability to the timing of our revenue recognition relative to current accounting standards. We are currently evaluating the requirements to determine the effect such requirements may have on our consolidated financial statements and related disclosures.

Measurement of Credit Losses on Financial Instruments — On June 16, 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), which introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The new model will apply to: (1) loans, accounts receivable, trade receivables, and other financial assets measured at amortized cost, (2) loan commitments and certain other off-balance sheet credit exposures, (3) debt securities and other financial assets measured at fair value through other comprehensive income, and (4) beneficial interests in securitized financial assets. This update is effective for annual and interim periods beginning after January 1, 2020. We are currently evaluating the effect the standard may have on our consolidated financial statements and related disclosures.

Tax Accounting for Intra-Entity Asset Transfers — On October 24, 2016, the FASB issued ASU 2016-16, Accounting for Income Taxes: Intra-Entity Asset Transfers of Assets Other than Inventory, which requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transaction occurs as opposed to deferring tax consequences and amortizing them into future periods. The standard requires a modified retrospective approach with a cumulative-effect adjustment directly to retained earnings at the beginning of the period of adoption. We adopted the standard effective January 1, 2018 with no impact to our consolidated financial statements.

Scope of Modification Accounting for Stock Compensation — On May 10, 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718)—Scope of Modification Accounting, which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. We adopted the standard effective January 1, 2018.

Modification of Accounting for Hedging Activities — On August 28, 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities, which eliminates the requirement to separately measure and report hedge ineffectiveness and requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The new guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. We adopted the standard effective January 1, 2018.